INTANGIBLE ASSETS - Components Of Partnership Intangible Assets (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 991	$ 982	$ 1,162
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,032	1,016
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ (41)	$ (34)